Document and Entity Information	6 Months Ended
Nov. 30, 2012
Document And Entity Information
Entity Registrant Name	RED MOUNTAIN RESOURCES, INC.
Entity Central Index Key	0001483496
Current Fiscal Year End Date	--11-30
Entity Filer Category	Smaller Reporting Company
Document Type	8-K
Amendment Flag	true
Amendment Description

On February 1, 2013, Red Mountain Resources, Inc. (the “Company”) filed a Form 8-K to report that on January 28, 2013, the Company had acquired 5,091,210 shares of common stock of Cross Border Resources, Inc. (“Cross Border”) bringing the Company’s total ownership to approximately 77.9% of the outstanding common stock of Cross Border. This Amendment No. 1 to the Current Report on Form 8-K/A is being filed to provide the financial statements described in Item 9.01 below.

Document Period End Date	Nov. 30, 2012
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012